S000036767 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	112 Months Ended	120 Months Ended	164 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	11.19%		11.72%	10.62%
MSCI ACWI Growth Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		22.44%	11.12%		13.99%	12.59%
Retail Shares
Prospectus [Line Items]
Average Annual Return, Percent		27.46%	(0.43%)		13.71%	12.57%
Performance Inception Date						Apr. 30, 2012
Retail Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		27.46%	(0.51%)		13.66%	12.52%
Performance Inception Date						Apr. 30, 2012
Retail Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		16.26%	(0.35%)		11.56%	10.82%
Performance Inception Date						Apr. 30, 2012
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		27.53%	(0.22%)		13.95%	12.81%
Performance Inception Date						Apr. 30, 2012
R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1]	27.79%	(0.18%)	12.83%	13.98%
Performance Inception Date	[1]			Aug. 31, 2016

[1]	Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.